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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 06-30-08
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Avenue, Suite 900
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         New York, NY  10017
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
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Title: Managing Member
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Phone: 212-808-7420
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Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  Aug. 13, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:     204,076
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                                             (thousands)


List of Other Included Managers:            N/A
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                             VALUATION CURRENCY: USD

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
           ITEM 1             ITEM 2    ITEM 3      ITEM 4        ITEM 5          ITEM 6          ITEM 7           ITEM 8
---------------------------- -------- --------- -------------- ----------- --------------------- -------- ------------------------
                                                     Fair       Shares of       Investment                    Voting Authority
                             Title of   Cusip       Market      Principal       Descretion                ------------------------
       Name of Issuer          Class    Number       Value        Amount   Sole   Shared   Other Managers    Sole   Shared  Other
       --------------        -------- --------- -------------- ----------- ---- ---------- ----- -------- --------- ------ -------
ALLIANCE ONE INTERNATIONAL   COMMON   018772103   5,284,762.00 1,034,200 N X                       LITE   1,034,200      0       0
ANHEUSER-BUSCH COS. INC.     COMMON   035229103  14,908,800.00   240,000 N X                       LITE     240,000      0       0
CHARLOTTE RUSSE HOLDING INC. COMMON   161048103  11,123,763.00   626,338 N X                       LITE     626,338      0       0
CLEAR CHANNEL COMMUNICATIONS COMMON   184502102  10,232,640.00   290,700 N X                       LITE     290,700      0       0
DANA HOLDING CORP.           COMMON   235825205  13,760,216.00 2,572,003 N X                       LITE   2,572,003      0       0
DIEBOLD Inc.                 COMMON   253651103   4,308,738.00   121,100 N X                       LITE     121,100      0       0
EAGLE MATERIALS INC          COMMON   26969P108  12,936,031.00   510,700 N X                       LITE     510,700      0       0
ICO GLOBAL COMMUNICATION     OTC EQ   44930K108   9,126,207.00 2,799,450 N X                       LITE   2,799,450      0       0
ISHARES SILVER TR            COMMON   46428Q109   2,589,450.00    15,000 N X                       LITE      15,000      0       0
KAISER ALUMINUM CORP         OTC EQ   483007704  20,075,463.00   375,032 N X                       LITE     375,032      0       0
MOSYS INC                    OTC EQ   619718109  15,775,830.00 3,213,000 N X                       LITE   3,213,000      0       0
NRDC ACQ CORP                COMMON   62941R102  16,458,120.00 1,764,000 N X                       LITE   1,764,000      0       0
WTS NRDC ACQ CORP            COMMON   62941R110     599,760.00 1,764,000 N X                       LITE   1,764,000      0       0
NORTHWESTERN CORP            OTC EQ   668074305     673,401.00    26,491 N X                       LITE      26,491      0       0
PROVIDENT BANKSHARES CORP.   COMMON   743859100   1,497,386.00   234,700 N X                       LITE     234,700      0       0
SLM CORPORATION              COMMON   78442P106  16,648,740.00   860,400 N X                       LITE     860,400      0       0
SOLUTIA IC.                  COMMON   834376501  26,126,186.00 2,037,924 N X                       LITE   2,037,924      0       0
THERAVANCE INC               OTC EQ   88338T104  12,948,983.00 1,090,900 N X                       LITE   1,090,900      0       0
TYSON FOODS INC.             COMMON   902494103  18,851,292.00 1,261,800 N X                       LITE   1,261,800      0       0
UNIVERSAL CORPORATION        COMMON   913456109   5,109,860.00   113,000 N X                       LITE     113,000      0       0
ZILOG INC NEW                OTC EQ   989524301   5,233,965.00 1,656,318 N X                       LITE   1,656,318      0       0
                                                --------------
Total Under Management:                         204,076,031.00
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